Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Schedule of composition of loan portfolio by class of loan
The composition of the loan portfolio, by class of loan, as of December 31, 2012 and December 31, 2011 was as follows:

	December 31, 2012			December 31, 2011
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$823,927	$2,976	$826,903	$743,797	$3,121	$746,918
Commercial real estate *	1,092,164	3,839	1,096,003	1,108,574	4,235	1,112,809
Construction real estate:
SEPH/Vision commercial land and development *	15,105	37	15,142	31,603	31	31,634
Remaining commercial	115,473	331	115,804	156,053	394	156,447
Mortgage	26,373	81	26,454	20,039	64	20,103
Installment	8,577	33	8,610	9,851	61	9,912
Residential real estate:
Commercial	392,203	959	393,162	395,824	1,105	396,929
Mortgage	1,064,787	1,399	1,066,186	953,758	1,522	955,280
HELOC	212,905	892	213,797	227,682	942	228,624
Installment	43,750	176	43,926	51,354	236	51,590
Consumer	651,930	2,835	654,765	616,505	2,930	619,435
Leases	3,128	29	3,157	2,059	43	2,102
Total loans	$4,450,322	$13,587	$4,463,909	$4,317,099	$14,684	$4,331,783
* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Schedule of recorded investment in nonaccrual restructured and loans past due 90 days or more and accruing
The following table presents the recorded investment in nonaccrual, accruing restructured, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2012 and December 31, 2011:

	December 31, 2012
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$17,324	$5,277	$37	$22,638
Commercial real estate	40,983	3,295	1,007	45,285
Construction real estate:
SEPH commercial land and development	13,939	—	—	13,939
Remaining commercial	14,977	6,597	—	21,574
Mortgage	158	100	—	258
Installment	149	175	—	324
Residential real estate:
Commercial	33,961	1,661	94	35,716
Mortgage	28,260	9,425	950	38,635
HELOC	1,689	736	—	2,425
Installment	1,670	780	54	2,504
Consumer	2,426	1,900	888	5,214
Total loans	$155,536	$29,946	$3,030	$188,512

	December 31, 2011
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$37,797	$2,848	$—	$40,645
Commercial real estate	43,704	8,274	—	51,978
Construction real estate:
Vision commercial land and development	25,761	—	—	25,761
Remaining commercial	14,021	11,891	—	25,912
Mortgage	66	—	—	66
Installment	30	—	—	30
Residential real estate:
Commercial	43,461	815	—	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	—	—	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	—	893	2,769
Total loans	$195,106	$28,683	$3,561	$227,350

Schedule of loans individually evaluated for impairment and loans collectively evaluated for impairment
The following table provides additional information regarding those nonaccrual and accruing restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$22,601	$22,587	$14	$40,645	$40,621	$24
Commercial real estate	44,278	44,278	—	51,978	51,978	—
Construction real estate:
SEPH/Vision commercial land and development	13,939	13,260	679	25,761	24,328	1,433
Remaining commercial	21,574	21,574	—	25,912	25,912	—
Mortgage	258	—	258	66	—	66
Installment	324	—	324	30	—	30
Residential real estate:
Commercial	35,622	35,622	—	44,276	44,276	—
Mortgage	37,685	—	37,685	29,958	—	29,958
HELOC	2,425	—	2,425	1,412	—	1,412
Installment	2,450	—	2,450	1,875	—	1,875
Consumer	4,326	18	4,308	1,876	20	1,856
Total loans	$185,482	$137,339	$48,143	$223,789	$187,135	$36,654

Schedule of loans individually evaluated for impairment by class of loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$23,782	$14,683	$—	$23,164	$18,098	$—
Commercial real estate	56,258	35,097	—	58,242	41,506	—
Construction real estate:
SEPH/Vision commercial land and development	56,075	12,740	—	54,032	17,786	—
Remaining commercial	29,328	14,093	—	33,319	18,372	—
Residential real estate:
Commercial	39,918	31,957	—	49,341	38,686	—
Consumer	18	18	—	—	—	—
With an allowance recorded
Commercial, financial and agricultural	12,268	7,904	3,180	23,719	22,523	5,819
Commercial real estate	11,412	9,181	1,540	12,183	10,472	4,431
Construction real estate:
SEPH/Vision commercial land and development	1,271	520	—	20,775	6,542	1,540
Remaining commercial	8,071	7,481	2,277	9,711	7,540	1,874
Residential real estate:
Commercial	3,944	3,665	1,279	6,402	5,590	2,271
Consumer	—	—	—	20	20	—
Total	$242,345	$137,339	$8,276	$290,908	$187,135	$15,935

Schedule of average recorded investment and interest income recognized on loans individually evaluated for impairment
The following tables present the average recorded investment and interest income recognized on loans individually evaluated for impairment for the years ended December 31, 2012 and 2011.

		Year ended December 31, 2012
(In thousands)	Recorded Investment as of December 31, 2012	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$22,587	$35,305	$529
Commercial real estate	44,278	44,541	968
Construction real estate:
SEPH commercial land and development	13,260	17,277	—
Remaining commercial	21,574	27,774	818
Residential real estate:
Commercial	35,622	39,248	497
Consumer	18	19	1
Total	$137,339	$164,164	$2,813

		Year ended December 31, 2011
(In thousands)	Recorded Investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	—
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1
Total	$187,135	$214,045	$1,592

Schedule of aging of the recorded investment in past due loans
The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and December 31, 2011 by class of loan.

	December 31, 2012
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$6,251	$11,811	$18,062	$808,841	$826,903
Commercial real estate	2,212	26,355	28,567	1,067,436	1,096,003
Construction real estate:
SEPH commercial land and development	686	11,314	12,000	3,142	15,142
Remaining commercial	3,652	5,838	9,490	106,314	115,804
Mortgage	171	85	256	26,198	26,454
Installment	135	40	175	8,435	8,610
Residential real estate:
Commercial	1,163	5,917	7,080	386,082	393,162
Mortgage	11,948	17,370	29,318	1,036,868	1,066,186
HELOC	620	309	929	212,868	213,797
Installment	563	787	1,350	42,576	43,926
Consumer	12,924	2,688	15,612	639,153	654,765
Leases	—	—	—	3,157	3,157
Total loans	$40,325	$82,514	$122,839	$4,341,070	$4,463,909
 * Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	December 31, 2011
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	—	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	—	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate:
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	—	—	—	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

Schedule of recorded investment by loan grade
The tables below present the recorded investment by loan grade at December 31, 2012 and December 31, 2011 for all commercial loans:

	December 31, 2012
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$9,537	$10,874	$22,601	$783,891	$826,903
Commercial real estate	25,616	3,960	44,278	1,022,149	1,096,003
Construction real estate:
SEPH commercial land and development	411	—	13,939	792	15,142
Remaining commercial	6,734	—	21,574	87,496	115,804
Residential real estate:
Commercial	8,994	2,053	35,622	346,493	393,162
Leases	—	—	—	3,157	3,157
Total Commercial Loans	$51,292	$16,887	$138,014	$2,243,978	$2,450,171

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	—	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	—	—	—	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

Schedule of troubled debt restructurings on financing receivables
The following tables detail the number of contracts modified as TDRs during the period ended December 31, 2012 and December 31, 2011 as well as the recorded investment of these contracts at December 31, 2012 and December 31, 2011. The recorded investment pre- and post-modification is generally the same.

	12 months ended December 31, 2012
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	44	$2,843	$1,499	$4,342
Commercial real estate	25	2,648	3,611	6,259
Construction real estate:
SEPH commercial land and development	12	—	1,301	1,301
Remaining commercial	15	531	6,579	7,110
Mortgage	2	99	85	184
Installment	6	175	78	253
Residential real estate:
Commercial	18	1,139	1,842	2,981
Mortgage	129	4,279	5,776	10,055
HELOC	46	736	58	794
Installment	57	761	508	1,269
Consumer	600	1,899	670	2,569
Total loans	954	$15,110	$22,007	$37,117

During 2012, as a result of general guidance issued by the Office of the Comptroller of the Currency ("OCC"), $12.5 million of consumer loans (includes mortgage, HELOC and installment loans in the residential real estate segment and those loans in the consumer loan segment) were identified as troubled debt restructurings ("TDR") whereby the borrower's obligation to PNB has been discharged in bankruptcy and the borrower has not reaffirmed the debt. These newly identified TDRs are included in the current year modified loan totals above, within the residential real estate and consumer segments, although certain of these modifications occurred prior to January 1, 2012.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	56	$2,842	$21,258	$24,100
Commercial real estate	23	3,332	3,831	7,163
Construction real estate:
Vision commercial land and development	12	—	4,268	4,268
Remaining commercial	24	11,890	6,712	18,602
Mortgage	1	—	66	66
Installment	—	—	—	—
Residential real estate:
Commercial	30	500	29,095	29,595
Mortgage	37	3,234	2,691	5,925
HELOC	2		56	56
Installment	7	95	126	221
Consumer	1	—	18	18
Total loans	193	$21,893	$68,121	$90,014

Schedule recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month
The following table presents the recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month period ended December 31, 2012 and December 31, 2011. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	12 months ended December 31, 2012		12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	8	$244	19	$3,878
Commercial real estate	10	2,113	5	2,353
Construction real estate:
SEPH/Vision commercial land and development	7	970	5	3,406
Remaining commercial	4	1,476	4	1,277
Mortgage	1	85	1	66
Installment	1	27	—	—
Residential real estate:
Commercial	1	16	10	20,195
Mortgage	39	2,863	7	1,193
HELOC	5	70	1	50
Installment	9	272	2	44
Consumer	123	743	—	—
Leases	—	—	—	—
Total loans	208	$8,879	$54	$32,462